Summary of Significant Accounting Polices - EPS (Details) shares in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($) item shares	Sep. 30, 2016 shares	Sep. 30, 2015 contract shares
Revenue Recognition
Number of estimates, a change in which could have material effect on financial position or results of operations | item	1
Allocation of arrangement consideration to the up-front deliverables | $	$ 0.0
Revenue for the delivery of up-front units of accounting | $	$ 0.0
Number of transportation systems service contracts, which contain annual system usage incentives | contract			1
Stock-Based Compensation
Vesting period of performance-based RSUs	3 years
Net Income Per Share
Anti-dilutive employee share-based awards	0	0	0
Weighted average shares - basic	27,106	26,976	26,872
Effect of dilutive securities			66
Weighted average shares - diluted	27,106	26,976	26,938
Number of anti-dilutive securities	967	825